Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
Summary of premises and equipment
The following table provides a summary of premises and equipment by asset type.

		September 30, 2020	September 30, 2019
	Estimated Useful Life	(In thousands)
Land	—	$98,852	$117,431
Buildings	10 - 40	175,390	165,088
Leasehold improvements	5 - 15	15,123	22,765
Furniture, software and equipment	2 - 10	123,264	138,553
		412,629	443,837
Less accumulated depreciation and amortization		(159,824)	(169,822)
		$252,805	$274,015